Income Taxes (Details) - Schedule of net deferred tax assets - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of net deferred tax assets [Abstract]
Net benefit from tax loss carryforwards	$ 1,393,809	$ 1,031,524
Deferred revenues	224,997	224,997
Other, net	6,951	(15,065)
Valuation allowance	(1,625,757)	(1,241,456)
Net deferred taxes